General	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1—General

a.
Otonomo Technologies Ltd. (together with its subsidiaries, “Otonomo”, or the “Company”) was incorporated as an Israeli corporation in December 2015. The Company provides an automotive data service platform enabling car manufacturers, drivers and service providers to be part of a connected ecosystem. The Company’s solutions are designed to run in public clouds.

b.	Merger and Subscription agreements
Subsequent to the balance sheet date, on January 31, 2021, the Company signed a business combination agreement with Software Acquisition Group Inc. II, (“SWAG”) (the “Business Combination Agreement”). SWAG is a blank check company incorporated in Delaware that consummated its initial public offering on June 16, 2020, of 15,000,000 units, at $10.00 per Unit, generating gross proceeds of $150,000,000. On September 24, 2020, the underwriters exercised their over-allotment option in full. As a result, SWAG consummated the sale of an additional 2,250,000 units to the underwriter, at $10.00 per unit, and the sale of an additional 450,000 private placement warrants to the Sponsor, at $1.00 per warrant, generating total gross proceeds of $22,950,000. A total of $22,500,000 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to approximately $172,500,000. SWAG was formed for the purpose of effectuating a merger with one or more businesses. As a result of the Business Combination Agreement, and upon consummation of the merger and the other transactions contemplated by the Business Combination Agreement, SWAG will become a wholly owned subsidiary of the Company, with the security holders of SWAG becoming security holders of the Company. Upon consummation of the merger, assuming none of SWAG’s public stockholders demand redemption, the security holders of the Company and certain members of the Company’s management will own approximately 70% of the outstanding ordinary shares of the Company and the security holders of SWAG and the investors purchasing Company Ordinary Shares will own the remaining Company ordinary shares.
Also, on January 31, 2021, the Company entered into subscription agreements (each, a “Subscription Agreement”) with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors, an aggregate of 14,250,000 Company Ordinary Shares (on a post-share split basis, see below) for an aggregate purchase price of $142,500,000, to be effected immediately following the Effective Time, on the terms and subject to the conditions set forth therein.
In addition, on January 31, 2021, certain Company shareholders (the “Selling Holders”) entered into a share purchase agreement (the “Share Purchase Agreement”) with investors (the “Secondary Investors”) pursuant to which, among other things, the Secondary Investors agreed to purchase 3,000,000 Company Ordinary Shares (on a post-share split basis) from the Selling Holders for an aggregate purchase price of $30,000,000.
Immediately prior to the Effective Time, each preferred share of the Company will be converted into one Company Ordinary Share. Additionally, the Company will issue securities pursuant to the Subscription Agreements, as described above.
The following securities issuances will be made by the Company to SWAG security holders at the Effective Time and in each case assumes the share split (as defined below) has occurred: (i) each share of Class A common stock of SWAG and each share of Class B common stock of SWAG will be exchanged for one Company Ordinary Share and (ii) each outstanding warrant of SWAG will be assumed by the Company and will become a warrant of the company (“Company Warrant”) (with the number of Company Ordinary Shares underlying the Company Warrant and the exercise price of such Company Warrants subject to adjustment in accordance with the terms of the Merger Agreement).

On April 20, 2021, the Company’s board of directors approved a
1-for-4.6928
share split (the “Share Split”). As a result, all ordinary share, redeemable convertible preferred shares, options for ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these financial statements.
The transactions described above are targeted to be consummated in the first half of 2021, after the required approval by the stockholders of SWAG (“SWAG Stockholder Approval”), ordinary and preferred shareholders of the Company (“Company Shareholder Approval”), and preferred shareholders of the Company (“Company Preferred Shareholder Approval”).